UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

Nicholas Fixed Income Alternative ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Nicholas Fixed Income Alternative ETF Ticker: FIAX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Nicholas Fixed Income Alternative ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.nicholasx.com/fiax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Fixed Income Alternative ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Fixed Income Alternative ETF	$48	0.98%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$155,797
Number of Holdings	12
Total Advisory Fee Paid	$757,171
Portfolio Turnover	98%

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Top Ten Holdings	(% of Total Net Assets)
United States Treasury Note/Bond, 3.00%, 07/15/2025	33.8
United States Treasury Note/Bond, 3.88%, 01/15/2026	31.1
United States Treasury Note/Bond, 4.63%, 10/15/2026	29.4
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $570.00	-14.2
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $470.00	2.4
iShares Bitcoin Trust ETF, Expiration: 05/16/2025; Exercise Price: $50.00	0.6
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $385.00	0.4
iShares 20+ Year Treasury Bond ETF, Expiration: 05/16/2025; Exercise Price: $78.00	0.2
First American Government Obligations Fund - Class X	0.1
iShares Bitcoin Trust ETF, Expiration: 05/16/2025; Exercise Price: $66.00	-0.0*

*	Less than -0.05% of net assets

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/fiax/.

Nicholas Global Equity and Income ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Nicholas Global Equity and Income ETF Ticker: GIAX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Nicholas Global Equity and Income ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.nicholasx.com/giax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Global Equity and Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Global Equity and Income ETF	$44	0.91%

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$51,203
Number of Holdings	28
Total Advisory Fee Paid	$206,501
Portfolio Turnover	68%

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Top Ten Holdings	(% of Total Net Assets)
Vanguard Mid-Cap Growth ETF	15.1
Vanguard Information Technology ETF	14.9
Vanguard S&P 500 ETF	12.8
Vanguard Dividend Appreciation ETF	10.9
Tesla, Inc.	4.2
VanEck Israel ETF	4.2
Vanguard FTSE Europe ETF	4.2
Global X MSCI Argentina ETF	4.1
Freedom 100 Emerging Markets ETF	4.1
NVIDIA Corp.	3.9

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/giax/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

April 30, 2025 (Unaudited)

Tidal Trust II

• Nicholas Fixed Income Alternative ETF	| FIAX	| NYSE Arca, Inc.
• Nicholas Global Equity and Income ETF	| GIAX	| NYSE Arca, Inc.

Nicholas Wealth ETFs

Schedule of Investments	Nicholas Fixed Income Alternative ETF
April 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 94.3%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$45,925,000	$45,800,450
3.88%, 01/15/2026	48,500,000	48,454,473
4.63%, 10/15/2026	52,012,000	52,657,071
TOTAL U.S. TREASURY SECURITIES (Cost $146,685,893)		146,911,994

PURCHASED OPTIONS - 3.6%(a) (b)(c) (d)	Notional Amount	Contracts
Call Options - 3.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $385.00	$3,328,290	70	689,465
iShares 20+ Year Treasury Bond ETF, Expiration: 05/16/2025; Exercise Price: $78.00	2,460,425	275	319,000
iShares Bitcoin Trust ETF, Expiration: 05/16/2025; Exercise Price: $50.00	12,842,400	2,400	996,000
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $470.00	22,181,600	400	3,661,600
TOTAL PURCHASED OPTIONS (Cost $6,255,567)			5,666,065

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.25% (e)	99,892	99,892
TOTAL SHORT-TERM INVESTMENTS (Cost $99,892)		99,892

TOTAL INVESTMENTS - 98.0% (Cost $153,041,352)		152,677,951
Other Assets in Excess of Liabilities - 2.0%		3,119,195
TOTAL NET ASSETS - 100.0%		$155,797,146

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written options contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	1

Schedule of Written Options	Nicholas Fixed Income Alternative ETF
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.4)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.4)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $480.00	$(3,328,290)	(70)	$(141,540)
iShares 20+ Year Treasury Bond ETF, Expiration: 05/16/2025; Exercise Price: $93.00	(2,460,425)	(275)	(7,700)
iShares Bitcoin Trust ETF, Expiration: 05/16/2025; Exercise Price: $66.00	(12,842,400)	(2,400)	(19,200)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $570.00	(22,181,600)	(400)	(510,400)
TOTAL WRITTEN OPTIONS (Premiums received $1,532,415)			$(678,840)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Nicholas Global Equity and Income ETF
April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 73.6%	Shares	Value
Freedom 100 Emerging Markets ETF	57,776	$2,088,602
Global X MSCI Argentina ETF	24,519	2,101,278
iShares MSCI Germany ETF	13,906	549,148
iShares MSCI Spain ETF	13,966	567,020
iShares MSCI Sweden ETF	12,032	525,076
VanEck Israel ETF	48,581	2,147,280
Vanguard Dividend Appreciation ETF	29,254	5,588,392
Vanguard FTSE Europe ETF	29,325	2,138,086
Vanguard Information Technology ETF	13,882	7,627,465
Vanguard Mid-Cap Growth ETF	31,158	7,755,226
Vanguard S&P 500 ETF	12,901	6,576,156
TOTAL EXCHANGE TRADED FUNDS (Cost $38,797,039)		37,663,729

COMMON STOCKS - 25.4%
Auto Manufacturers - 4.2%
Tesla, Inc. (a)	7,690	2,169,810

Commercial Services - 3.1%
Adyen NV - ADR (a)	99,390	1,603,161

Computers - 2.0%
Apple, Inc.	4,700	998,750

Internet - 5.6%
Alphabet, Inc. - Class A	6,154	977,255
Amazon.com, Inc. (a)	5,106	941,649
Meta Platforms, Inc. - Class A	1,704	935,496
		2,854,400

Semiconductors - 5.8%
NVIDIA Corp.	18,230	1,985,612
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,048	1,008,141
		2,993,753

Software - 4.7%
Microsoft Corp.	2,663	1,052,577
Palantir Technologies, Inc. - Class A (a)	11,389	1,348,913
		2,401,490
TOTAL COMMON STOCKS (Cost $13,709,231)		13,021,364

PURCHASED OPTIONS - 3.1%(a)(b)(c)(d)	Notional Amount	Contracts
Call Options - 3.1%
NASDAQ 100 Index, Expiration: 05/05/2025; Exercise Price: $19,550.00	$66,541,468	34	1,049,410
Russell 2000 Index, Expiration: 05/05/2025; Exercise Price: $2,005.00	12,177,538	62	51,150
S&P 500 Index, Expiration: 05/05/2025; Exercise Price: $5,550.00	36,198,890	65	507,650
TOTAL PURCHASED OPTIONS (Cost $1,094,268)			1,608,210

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares
First American Government Obligations Fund - Class X, 4.25% (e)	542,156	542,156
TOTAL SHORT-TERM INVESTMENTS (Cost $542,156)		542,156

TOTAL INVESTMENTS - 103.2% (Cost $54,142,694)		52,835,459
Liabilities in Excess of Other Assets - (3.2)%		(1,632,536)
TOTAL NET ASSETS - 100.0%		$51,202,923

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Nicholas Global Equity and Income ETF
April 30, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Written Options	Nicholas Global Equity and Income ETF
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (3.8)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (3.8)%
NASDAQ 100 Index, Expiration: 05/05/2025; Exercise Price: $19,500.00	$(66,541,468)	(34)	$(1,159,060)
Russell 2000 Index, Expiration: 05/05/2025; Exercise Price: $1,965.00	(12,177,538)	(62)	(132,990)
S&P 500 Index, Expiration: 05/05/2025; Exercise Price: $5,515.00	(36,198,890)	(65)	(666,575)
TOTAL WRITTEN OPTIONS (Premiums received $1,362,504)			$(1,958,625)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	5

Statements of Assets and Liabilities	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

	Nicholas Fixed Income Alternative ETF	Nicholas Global Equity and Income ETF
ASSETS:
Investments, at value (Note 2)	$152,677,951	$52,835,459
Deposit at broker for options	2,860,939	358,507
Interest receivable	1,059,090	4,219
Total assets	156,597,980	53,198,185

LIABILITIES:
Written options contracts, at value	678,840	1,958,625
Payable to adviser (Note 4)	121,994	36,637
Total liabilities	800,834	1,995,262
NET ASSETS	$155,797,146	$51,202,923

NET ASSETS CONSISTS OF:
Paid-in capital	$168,204,048	$59,404,331
Total accumulated losses	(12,406,902)	(8,201,408)
Total net assets	$155,797,146	$51,202,923

Net assets	$155,797,146	$51,202,923
Shares issued and outstanding(a)	8,650,000	3,125,000
Net asset value per share	$18.01	$16.38

COST:
Investments, at cost	$153,041,352	$54,142,694

PROCEEDS:
Written options premium received	$1,532,415	$1,362,504

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	6

Statements of Operations	Nicholas Wealth ETFs
For the Six-Months Ended April 30, 2025 (Unaudited)

	Nicholas Fixed Income Alternative ETF	Nicholas Global Equity and Income ETF
INVESTMENT INCOME:
Dividend income	$—	$263,201
Less: Dividend withholding taxes	—	(1,630)
Less: Issuance fees	—	(56)
Interest income	3,252,735	16,424
Total investment income	3,252,735	277,939

EXPENSES:
Investment advisory fee (Note 4)	757,171	206,501
Interest expense	23,443	1,337
Total expenses	780,614	207,838
NET INVESTMENT INCOME	2,472,121	70,101

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(9,384,178)	9,473,933
Written options contracts	3,317,625	(9,900,137)
Securities sold short	(2,039,551)	—
Net realized gain (loss)	(8,106,104)	(426,204)
Net change in unrealized appreciation (depreciation) on:
Investments	927,289	(1,522,546)
Written options contracts	203,372	(965,511)
Net change in unrealized appreciation (depreciation)	1,130,661	(2,488,057)
Net realized and unrealized gain (loss)	(6,975,443)	(2,914,261)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,503,322)	$(2,844,160)

The accompanying notes are an integral part of these financial statements.	7

Statements of Changes in Net Assets	Nicholas Wealth ETFs

	Nicholas Fixed Income Alternative ETF		Nicholas Global Equity and Income ETF
	Period ended April 30, 2025 (Unaudited)	Year ended October 31, 2024	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)

OPERATIONS:
Net investment income (loss)	$2,472,121	$2,236,547	$70,101	$8,588
Net realized gain (loss)	(8,106,104)	1,089,731	(426,204)	(74,931)
Net change in unrealized appreciation (depreciation)	1,130,661	523,344	(2,488,057)	584,701
Net increase (decrease) in net assets from operations	(4,503,322)	3,849,622	(2,844,160)	518,358

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	2,472,121	(3,195,579)	70,101	(71,258)
From return of capital	(9,734,420)	(1,434,176)	(5,874,449)	(1,167,450)
Total distributions to shareholders	(7,262,299)	(4,629,755)	(5,804,348)	(1,238,708)

CAPITAL TRANSACTIONS:
Subscriptions	8,638,533	122,112,268	30,063,207	30,508,248
Redemptions	(481,495)	(8,788,058)	—	—
ETF transaction fees (Note 8)	1,824	26,180	189	137
Net increase (decrease) in net assets from capital transactions	8,158,862	113,350,390	30,063,396	30,508,385

NET INCREASE (DECREASE) IN NET ASSETS	(3,606,759)	112,570,257	21,414,888	29,788,035

NET ASSETS:
Beginning of the period	159,403,905	46,833,648	29,788,035	—
End of the period	$155,797,146	$159,403,905	$51,202,923	$29,788,035

SHARES TRANSACTIONS
Subscriptions	450,000	6,250,000	1,575,000	1,550,000
Redemptions	(25,000)	(450,000)	—	—
Total increase (decrease) in shares outstanding	425,000	5,800,000	1,575,000	1,550,000

(a)	Inception date of the Fund was July 29, 2024.

The accompanying notes are an integral part of these financial statements.	8

Financial Highlights	Nicholas Fixed Income Alternative ETF
For a share outstanding throughout the periods presented
	Period ended April 30, 2025 (Unaudited)	Year ended October 31, 2024	Period ended October 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.38	$19.31	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.29	0.70	0.66
Net realized and unrealized gain (loss) on investments(c)	(0.80)	0.77	(0.64)
Total from investment operations	(0.51)	1.47	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	0.29	(0.78)	(0.58)
Net realized gains	—	(0.20)	—
Return of capital	(1.15)	(0.43)	(0.14)
Total distributions	(0.86)	(1.41)	(0.72)

ETF transaction fees per share	0.00 (d)	0.01	0.01
Net asset value, end of period	$18.01	$19.38	$19.31

TOTAL RETURN(e)	-2.77%	7.83%	0.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,797	$159,404	$46,834
Ratio of expenses to average net assets(f)	0.98%	0.95%	1.04%
Ratio of interest expense and securities sold short to average net assets(f)	0.03%	—%	—%
Ratio of operational expenses to average net assets excluding interest expense, and securities sold short(f)	0.95%	0.95%	1.04%
Ratio of net investment income (loss) to average net assets(f)	3.10%	3.59%	3.60%
Portfolio turnover rate(e)(g)	98%	66%	360%

(a)	Inception date of the Fund was November 29, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	9

Financial Highlights	Nicholas Global Equity and Income ETF
For a share outstanding throughout the periods presented

	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)

PER SHARE DATA:

Net asset value, beginning of period	$19.22	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.03	0.01
Net realized and unrealized gain (loss) on investments(d)	(0.63)	0.41
Total from investment operations	(0.60)	0.42

LESS DISTRIBUTIONS FROM:
Net investment income	0.03	(0.07)
Return of capital	(2.27)	(1.13)
Total distributions	(2.24)	(1.20)

ETF transaction fees per share	0.00 (e)	0.00 (e)
Net asset value, end of period	$16.38	$19.22

TOTAL RETURN(f)	-3.77%	2.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,203	$29,788
Ratio of expenses to average net assets(g)(h)	0.91%	0.90%
Ratio of dividends, interest expense(g)(h)	0.01%	—%
Ratio of operational expenses to average net assets excluding interest expense(g)(h)	0.90%	0.90%
Ratio of net investment income (loss) to average net assets(g)(h)	0.31%	0.20%
Portfolio turnover rate(f)(i)	68%	30%

(a)	Inception date of the Fund was July 29, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedules of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	10

Notes to the Financial Statements	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Nicholas Fixed Income Alternative ETF and Nicholas Global Equity and Income ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Nicholas Wealth Management (the “Sub -Adviser”), serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Nicholas Fixed Income Alternative ETF commenced operations on November 29, 2022 and the Nicholas Global Equity and Income ETF commenced operations on July 29, 2024.

The investment objective for each Fund is to seek current income. The Nicholas Global Equity and Income ETF’s secondary investment objective is to seek capital appreciation.

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Funds. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Funds. Jay Pestrichelli, a key member of the Funds’ portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There are no other portfolio manager changes for the Funds. This transaction did not result in any changes to the Funds’ investment objective, principal investment strategies, or fees. The Funds continue to be managed in accordance with their stated policies and objectives, ensuring continuity for each Funds’ shareholders.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

11

Notes to the Financial Statements	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2025:

Nicholas Fixed Income Alternative ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$146,911,994	$—	$146,911,994
Purchased Options	—	5,666,065	—	5,666,065
Money Market Funds	99,892	—	—	99,892
Total Investments	$99,892	$152,578,059	$—	$152,677,951

Liabilities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Written Options	$—	$(678,840)	$—	$(678,840)
Total Other Financial Instruments	$—	$(678,840)	$—	$(678,840)

Nicholas Global Equity and Income ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$37,663,729	$—	$—	$37,663,729
Common Stocks	13,021,364	—	—	13,021,364
Purchased Options	—	1,608,210	—	1,608,210
Money Market Funds	542,156	—	—	542,156
Total Investments	$51,227,249	$1,608,210	$—	$52,835,459

Liabilities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Written Options	$—	$(1,958,625)	$—	$(1,958,625)
Total Other Financial Instruments	$—	$(1,958,625)	$—	$(1,958,625)

Refer to the Schedules of Investments for further disaggregation of investment categories.

B.	Derivatives Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through

12

Notes to the Financial Statements	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the six-months ended April 30, 2025, each Fund’s monthly average quantity and notional amount are described below:

13

Notes to the Financial Statements	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

Nicholas Fixed Income Alternative ETF

	Average Contracts	Average Notional Amount
Purchased Options	10,595	$212,941,439
Written Options	(10,595)	(212,941,439)

Nicholas Global Equity and Income ETF

	Average Contracts	Average Notional Amount
Purchased Options	136	$123,525,093
Written Options	(136)	(123,525,093)

Statements of Assets and Liabilities

Fair value of derivative instruments as of April 30, 2025:

Nicholas Fixed Income Alternative ETF

	Asset Derivatives		Liability Derivatives

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Purchased Options	Investments, at value	$5,666,065	None	$—
Written Options	None	—	Written options contracts, at value	678,840

Nicholas Global Equity and Income ETF

	Asset Derivatives		Liability Derivatives

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Purchased Options	Investments, at value	$1,608,210	None	$—
Written Options	None	—	Written options contracts, at value	1,958,625

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the six-months ended April 30, 2024:

Nicholas Fixed Income Alternative ETF

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts:
Purchased Options	Realized and unrealized gain (loss) on investments	$(6,827,636)	$402,943
Written Options	Realized and unrealized gain (loss) on written options contracts	3,317,625	203,372

14

Notes to the Financial Statements	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

Nicholas Global Equity and Income ETF

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts:
Purchased Options	Realized and unrealized gain (loss) on investments	$10,056,047	$772,295
Written Options	Realized and unrealized gain (loss) on written options contracts	(9,900,137)	(965,511)

C.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use a Fund’s fiscal year). Each Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. Each Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for each Fund are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

15

Notes to the Financial Statements	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Counterparty Risk. The Funds are subject to counterparty risk by virtue of their investments in option contracts which expose the Funds to the risk that the counterparties will not fulfill their obligations to the Funds. Counterparty risk may arise because of the counterparties’ financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or note. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund and the Fund may be unable to recover its investment from such counterparty, or may obtain a limited and/or delayed recovery.

In addition, the Funds may enter into option contracts with a limited number of counterparties, which may increase the Funds’ exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their leveraged investment objectives or may decide to change their leveraged investment objectives.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risk:

Option Contracts. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values of option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Equity Market Risk (Nicholas Global Equity and Income ETF Only). The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

16

Notes to the Financial Statements	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

Index ETF Risks (Nicholas Global Equity and Income ETF Only). The Fund invests in Index ETFs, which subjects the Fund to the following risks.

Indirect Investment Risk. The Fund’s exposure to various indices involves indirect investment risk. None of the indices are affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates, and are not associated with this offering. Investors in the Fund are susceptible to declines in the performance of the indices in which the Fund invests.

Index Trading Risk. The price of an index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. Market volatility, unrelated to company performance, has been observed in response to economic conditions and geopolitical events.

Index Risks. The Fund will be subject to varying risks depending on its then-current holdings. Differing risks may apply depending on the relevant index’s composition. For U.S. indices, economic and market conditions primarily drive performance, while sector-specific downturns can impact an index. Global indices are subject to geopolitical risks and unexpected events like pandemics, introducing volatility. Foreign indices may be influenced by economic factors specific to those countries or regions.

Strategy Risk. (Nicholas Fixed Income Alternative ETF Only) The Fund’s investment strategy is based on the use of vertical transaction spreads that, as noted above, offer defined risk levels. If the Fund’s vertical transaction spreads frequently experience losses, in turn, the Fund would experience losses. In addition, the Fund’s investment strategy may not offer as much potential growth as other ETFs. By design, the Fund’s investment strategy has a lower risk profile than certain other ETFs (e.g., equity ETFs), which in turn, limits return protentional vs investing directly in some other ETFs.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. Each Fund is subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Additional Information About the Funds — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Nicholas Fixed Income Alternative ETF	0.95%
Nicholas Global Equity and Income ETF	0.90%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended April 30, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to the individual sub-advisory agreements between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub -Adviser is responsible for the day-to-day management of each Fund’s portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.05% of each Fund’s average daily net assets (the “Sub-Advisory Fee”).

17

Notes to the Financial Statements	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

As stated above, effective January 1, 2025, the Adviser assumed full management responsibilities for the Fund following the resignation of ZEGA as sub-adviser and its cessation of operations as a registered investment adviser. As a result, there is no sub-advisory agreement currently in effect for the Fund, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b -1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended April 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, options contracts, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Nicholas Fixed Income Alternative ETF	$37,500,125	$34,998,977
Nicholas Global Equity and Income ETF	$30,983,378	$35,867,535

For the six-months ended April 30, 2025, the purchases and sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
Nicholas Fixed Income Alternative ETF	$22,519,039	$65,904,934
Nicholas Global Equity and Income ETF	$—	$—

18

Notes to the Financial Statements	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

For the six-months ended April 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Nicholas Fixed Income Alternative ETF	$—	$—
Nicholas Global Equity and Income ETF	$29,178,784	$—

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended April 30, 2025 (estimated) and prior fiscal periods ended October 31, 2024, were as follows:

Fund	Distributions paid from:	April 30, 2025	October 31, 2024
Nicholas Fixed Income Alternative ETF	Ordinary Income	$2,472,121	$2,550,379
Nicholas Fixed Income Alternative ETF	Long-Term Capital Gains	—	645,200
Nicholas Fixed Income Alternative ETF	Return of Capital	9,734,420	1,434,176
Nicholas Global Equity and Income ETF	Ordinary Income	70,101	71,258
Nicholas Global Equity and Income ETF	Return of Capital	5,874,449	1,167,450

As of the prior fiscal periods ended October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Nicholas Fixed Income Alternative ETF	Nicholas Global Equity and Income ETF
Investments and written options, at cost(a)	$181,614,699	$29,233,713
Gross tax unrealized appreciation	1,413,621	1,191,646
Gross tax unrealized depreciation	(2,050,579)	(744,546)
Net tax unrealized appreciation (depreciation)	(618,958)	447,100
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Total accumulated losses	—	—
Other accumulated gain (loss)	(22,323)	—
Total distributable earnings (accumulated losses)	$(641,281)	$447,100

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market treatment of options.

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the prior fiscal periods ended October 31, 2024, the Funds had not elected to defer any late-year losses.

As of the prior fiscal periods ended October 31, 2024, the Nicholas Fixed Income Alternative ETF and the Nicholas Global Equity and Income ETF had no short-term or long-term capital loss carryovers.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares

19

Notes to the Financial Statements	Nicholas Wealth ETFs
April 30, 2025 (Unaudited)

directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Nicholas Fixed Income Alternative ETF and Nicholas Global Equity and Income ETF is $500 and $300, respectively, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective May 9, 2025, the Adviser has voluntarily agreed to waive a portion of its Investment Advisory Fee for the Nicholas Fixed Income Alternative ETF through December 31, 2025, such that the Investment Advisory Fee does not exceed 0.70%. Management has determined that there are no other subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

20

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held between August 12-13, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Nicholas Fixed Income Alternative ETF (the “Nicholas ETF” or the “Fund”);

●	a Sub-Advisory Agreement between the Adviser and Nicholas Wealth Management (“Nicholas”) with respect to the Nicholas ETF; and

●	a Sub-Advisory Agreement between the Adviser and ZEGA Financial, LLC (“ZEGA”) with respect to the Nicholas ETF (the Sub-Advisory Agreement together with the Advisory Agreement, referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at meetings called for the purpose of voting on such approval.

In preparation for such meetings, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Fund, including any fall-out benefits; (iii) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflect these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held between August 12-13, 2024. Among other things, the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Advisers’ operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meetings and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Advisers’ working with ETFs. The Board also considered other services provided to the Fund by the Adviser and Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Advisers based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of the Fund. The Board noted the Fund’s performance against its respective benchmark index. In this regard, the Board considered that the Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record. After considering all of the information, the Board concluded that the performance of the Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that while the Fund was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business. The Board also reviewed the sub-advisory fees paid to each Sub-Adviser for its services under the Sub-Advisory Agreements. The Board considered these fees in light of the services the Sub-Advisers provide as investment sub-advisers to the Fund. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Advisers given the work performed by each firm.

The Board also considered that Nicholas and ZEGA were acting as sponsors to the Nicholas ETF, and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board also considered that there are additional parties not named above who also share in the economic responsibilities for certain series of the Trust. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fees for the Fund were reasonable in light of the services rendered.

The Board discussed that as the Fund was new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fees paid to the Sub-Advisers are paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Advisers from their relationships with the Fund were not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because the sub-advisory fees were paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fees.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Advisers’ fees are reasonable in light of the services that the Adviser and Sub-Advisers provide to the Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreements for a term of one year.

Effective January 1, 2025, the Adviser has acquired the trading team previously employed by ZEGA, the Fund’s sub-adviser. In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Funds. The Adviser will assume full management responsibilities for the Fund. Jay Pestrichelli, a key member of the Fund’s portfolio management team previously employed by ZEGA, will continue to serve as a portfolio manager for the Fund, now as an employee of the Adviser. There are no other portfolio manager changes for the Fund. This transaction will not result in any changes to any of the Fund’s investment objectives, principal investment strategies, or fees. The Fund will continue to be managed in accordance with its stated policies and objectives, ensuring continuity for shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 9, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 9, 2025

* Print the name and title of each signing officer under his or her signature.